SUPPLEMENT DATED MAY 1, 2020
TO

PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

After the close of business on April 30, 2020, the Invesco V.I. Mid Cap Growth Fund was merged into the Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. The Invesco V.I. Mid Cap Growth Fund is no longer available for investment and any references to that Fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.